Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.62894%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,017,074.57

Principal:
Principal Collections	$20,912,838.48
Prepayments in Full	$12,728,367.16
Liquidation Proceeds	$220,535.43
Recoveries	$1,165.45
Sub Total	$33,862,906.52
Collections	$36,879,981.09

Purchase Amounts:
Purchase Amounts Related to Principal	$47,211.24
Purchase Amounts Related to Interest	$445.68
Sub Total	$47,656.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,927,638.01

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,927,638.01
Servicing Fee	$868,863.94	$868,863.94	$0.00	$0.00	$36,058,774.07
Interest - Class A-1 Notes	$186,346.07	$186,346.07	$0.00	$0.00	$35,872,428.00
Interest - Class A-2a Notes	$678,333.33	$678,333.33	$0.00	$0.00	$35,194,094.67
Interest - Class A-2b Notes	$226,380.94	$226,380.94	$0.00	$0.00	$34,967,713.73
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$34,111,813.73
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$33,821,753.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,821,753.40
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$33,728,855.57
Second Priority Principal Payment	$113,063.97	$113,063.97	$0.00	$0.00	$33,615,791.60
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$33,551,238.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,551,238.27
Regular Principal Payment	$86,341,179.51	$33,551,238.27	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$36,927,638.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$113,063.97
Regular Principal Payment					$33,551,238.27
Total					$33,664,302.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$33,664,302.24	$164.22	$186,346.07	$0.91	$33,850,648.31	$165.13
Class A-2a Notes	$0.00	$0.00	$678,333.33	$2.47	$678,333.33	$2.47
Class A-2b Notes	$0.00	$0.00	$226,380.94	$2.26	$226,380.94	$2.26
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$33,664,302.24	$31.98	$2,394,471.83	$2.27	$36,058,774.07	$34.25

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$86,454,243.48	0.4217280	$52,789,941.24	0.2575119
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$934,064,243.48	0.8873792	$900,399,941.24	0.8553975

Pool Information
Weighted Average APR	3.353%	3.329%
Weighted Average Remaining Term	55.80	54.92
Number of Receivables Outstanding	38,273	37,503
Pool Balance	$1,042,636,732.52	$1,008,343,192.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$943,920,934.72	$912,901,179.51
Pool Factor	0.8976649	0.8681397

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$95,442,013.32
Targeted Overcollateralization Amount	$128,988,313.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,943,251.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$384,587.38
(Recoveries)		2	$1,165.45
Net Loss for Current Collection Period			$383,421.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4413%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0086%
Prior Collection Period			0.1895%
Current Collection Period			0.4487%
Four Month Average (Current and Prior Three Collection Periods)			0.1617%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		245	$559,922.93
(Cumulative Recoveries)			$1,165.45
Cumulative Net Loss for All Collection Periods			$558,757.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0481%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,285.40
Average Net Loss for Receivables that have experienced a Realized Loss			$2,280.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	204	$6,004,787.52
61-90 Days Delinquent	0.07%	19	$685,203.92
91-120 Days Delinquent	0.01%	2	$59,231.63
Over 120 Days Delinquent	0.00%	1	$15,023.88
Total Delinquent Receivables	0.67%	226	$6,764,246.95

Repossession Inventory:
Repossessed in the Current Collection Period		26	$719,705.12
Total Repossessed Inventory		31	$889,072.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0358%
Prior Collection Period			0.0679%
Current Collection Period			0.0587%
Three Month Average			0.0541%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0753%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer